Debt - Debt Maturity (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 185
2021	530
2022	767
2023	1,658
2024	1,349
2025 and thereafter	2,276
Total debt principal	6,765
Amortization deferral	$ 500
Amortization deferral payment due, term	120 days